Segment information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Details)
€ in Millions, $ in Millions
		1 Months Ended		12 Months Ended
	May 29, 2020 EUR (€) shares	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€) shares		Dec. 31, 2020 EUR (€)
Disclosure of operating segments [line items]
Share of profit/(loss) from investments accounted for using the equity method				€ 68		€ 39		€ 359
Net income attributable to non-controlling interests				113		56	[1]	36	[1],[2]
Fair value remeasurement of contingent consideration				(27)		4		(124)	[3]
Restructuring costs and similar items				(1,336)		(820)		(1,089)	[3]
Other gains and losses, and litigation				(370)		(5)		136	[3]
Operating income				10,656		8,126		14,113	[3]
Financial expenses				(440)		(368)		(388)	[3]
Financial income				206		40		53	[3]
Income before tax and investments accounted for using the equity method				10,422		7,798		13,778	[3]
Other intangible assets
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)				(454)		€ 192		330
Other intangible assets | SAR444245
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)				1,586
Eloctate
Disclosure of operating segments [line items]
Reversal amount				2,154
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement
Disclosure of operating segments [line items]
Upfront payments for projects under collaboration agreements | $					$ 900
Regular milestone payments for projects under collaboration agreements		€ 96	$ 100		$ 100
Regeneron
Disclosure of operating segments [line items]
Share of profit/(loss) from investments accounted for using the equity method	€ 343							343
Non-current financial assets, number of shares (in shares) | shares	400,000					279,766
Regeneron | Public offering
Disclosure of operating segments [line items]
Sale of stock, number of shares issued in transaction (in shares) | shares	13,000,000
Regeneron | Repurchase from the counterpart | Regeneron Pharmaceuticals, INC
Disclosure of operating segments [line items]
Shares agreement, sale of stock, number of shares issued in transaction (in shares) | shares	9,800,000
Operating segments
Disclosure of operating segments [line items]
Business operating income				13,040		€ 10,714		9,759
Material reconciling items
Disclosure of operating segments [line items]
Share of profit/(loss) from investments accounted for using the equity method				(88)		(39)		(16)
Net income attributable to non-controlling interests				33		56		38
Amortization and impairment of intangible assets (c)				(1,599)		(1,772)		(2,011)
Fair value remeasurement of contingent consideration				27		(4)		124
Expenses arising from the impact of acquisitions on inventories				(3)		(4)		(53)
Restructuring costs and similar items				(1,336)		(820)		(1,089)
Other gains and losses, and litigation				(370)		(5)		136
Gain on divestment of Regeneron shares on May 29, 2020				0		0		7,225
Income from out-licensing				€ 952		€ 0		€ 0

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.